Related party transactions - Disclosure of Remuneration to Key Management Personnel (Details) - Key management personnel - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 7,987	€ 8,884	€ 5,592
Post-employment benefits	730	712	608
Share-based payment transactions	3,696	4,105	4,380
Total	€ 12,413	€ 13,701	€ 10,580